Trade Accounts Receivable, Net (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Trade Accounts Receivable, Net
Loans to employees		$ 114	$ 131
Others		6,507	6,355
Trade accounts receivable, Net	$ 2,300 [1]	38,863	45,527
Gross carrying amount
Trade Accounts Receivable, Net
Trade accounts receivable		34,047	39,331
Trade accounts receivable, Net		41,398	47,765
Accumulated impairment
Trade Accounts Receivable, Net
Trade accounts receivable, Net		(2,535)	(2,238)
The Coca-Cola company
Trade Accounts Receivable, Net
Current receivables due from related parties		378	776
Heineken Group
Trade Accounts Receivable, Net
Current receivables due from related parties		$ 352	$ 1,172
Top of range
Trade Accounts Receivable, Net
Percentage of unrecoverable trade accounts receivables	6.00%

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3